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                 WRITER'S DIRECT DIAL NUMBER:  (617) 951-7979
               WRITER'S E-MAIL ADDRESS:  LCOLLINS@ROPESGRAY.COM

                                  May 6, 1999

BY EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

     Re: Filing pursuant to Rule 497 in connection with the New England Zenith Fund Registration Statement on Form N-1A

Ladies and Gentlemen:

     On behalf of New England Zenith Fund (the "Fund"), we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information that would have been filed today under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement, which was filed via EDGAR on April 29, 1999 (File No. 2-83538).

     Please direct questions or comments to me by telephone at (617) 951-7979.


                              Very truly yours,



                              /s/ Lewis Collins
                              -----------------
                              Lewis Collins



CLC: 3393047.01

cc:  Thomas M. Lenz, Esq.
     John M. Loder, Esq.
     Scott C. Goebel, Esq.